Offerings	Sep. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock
Amount Registered | shares	16,666,667
Proposed Maximum Offering Price per Unit	11.81
Maximum Aggregate Offering Price	$ 195,833,337.27
Fee Rate	0.01531%
Amount of Registration Fee	$ 29,982.08
Offering Note	(1) The Registrant is relying on Rule 457(c) under the Securities Act of 1933 ("Securities Act") to calculate the registration fee. The Maximum Aggregate Offering Price is estimated solely for the purpose of determining the registration fee in accordance with Rule 457(c) under the Securities Act based on the average of the high and low sales prices of the shares of common stock ("Common Shares") on September 11, 2025, as reported on the New York Stock Exchange. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement. (2) Maximum Aggregate Offering Price is estimated at $196,833,337.27. See note (1) above. Amounts shown under "Maximum Aggregate Offering Price" and "Amount of Registration Fee" reflect $153.10 previously paid to register $1,000,000 of Common Shares, plus $29,982.08 to register the additional $195,833,337.27 of Common Shares registered hereby.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights to Purchase Shares of Common Stock
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(3) No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase shares of common stock, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Shares of Common Stock
Amount Registered | shares	8,333,333
Maximum Aggregate Offering Price	$ 38,333,331.80
Carry Forward Form Type	N-2
Carry Forward File Number	333-262743
Carry Forward Initial Effective Date	Jun. 21, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 3,553.50
Offering Note	(5) Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes 8,333,333 of unsold shares of common stock (the "Unsold Carryforward Shares") that were previously registered for sale under the Registrant`s prior registration statement on Form N-2/A (File No. 333-262743) effective June 21, 2022 (as amended, the "Prior Registration Statement"). The Registrant previously paid filing fees of $3,553.50 in connection with such Unsold Carryforward Shares. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Carryforward Shares will continue to be applied to such Unsold Carryforward Shares. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Carryforward Shares under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. (6) On September 30, 2022, the Registrant filed a post-effective amendment to the Prior Registration Statement to reduce the number of shares of common stock registered on the Prior Registration Statement from 25,000,000 to 8,333,333 shares of common stock in connection with the Registrant`s 1-for-3 reverse stock split. The post-effective amendment to the Prior Registration Statement was declared effective on October 18, 2022.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Common Stock
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 153.10
Offering Note	(4) The Registrant previously paid $153.10 in connection with the filing of the Registrant`s Registration Statement on Form N-2 (File No. 333-288158) with the Securities and Exchange Commission on June 18, 2025.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Rights to Purchase Shares of Common Stock
Amount of Registration Fee	$ 0.00
Offering Note	(3) No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase shares of common stock, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.